Summary of Significant Accounting Policies - Summary of Cash Cash Equivalents and Short Term Investments (Detail) - Rigetti Computing, Inc - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Cash	$ 206,626	$ 11,729
Restricted cash	317	317
Total cash and restricted cash	$ 206,943	$ 12,046